CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Sub-classifications of financial information
Concessionary loans outstanding		kr 382		kr 547
Operating result of previous concessionary credit program		(28)		(36)
Administrative remuneration for concessionary loans		1		2
Comprehensive income
Interest income		4,108		6,357		kr 5,366
Interest expenses	[1]	(2,162)		(4,640)		(3,924)
Foreign exchange effects		5		2		(3)
Financial position for CIRR-system
Cash and cash equivalents		3,362	[2]	1,362	[2]	2,416	[2]	kr 1,231
Derivatives		7,563		6,968
Other assets		12,853		9,334
Prepaid expenses and accrued revenues		1,987		2,747
Total assets		335,399		317,296
Derivatives		25,395		20,056
Accrued expenses and prepaid revenues		1,924		2,582
Total liabilities and equity		335,399		317,296
Committed undisbursed loans		57,213		52,150
Binding offers		1,322		2,800
CIRR-System
Comprehensive income
Interest income		2,170		2,074		1,624
Interest expenses		(2,087)		(1,912)		(1,480)
Interest compensation		14		1		20
Foreign exchange effects		4		5		9
Profit before compensation to SEK		101		168		173
Administrative remuneration to SEK		(196)		(192)		(155)
Operating profit CIRR-system		(95)		(24)		18
Reimbursement to (-) / from (+) the State		95		24		kr (18)
Financial position for CIRR-system
Cash and cash equivalents		2		0
Loans		69,163		76,120
Derivatives				26
Other assets		12,528		9,307
Prepaid expenses and accrued revenues		407		569
Total assets		82,100		86,022
Liabilities		69,289		76,257
Derivatives		12,232		9,117
Accrued expenses and prepaid revenues		579		648
Total liabilities and equity		82,100		86,022
Committed undisbursed loans		51,463		47,868
Binding offers		kr 1,322		kr 37

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system. The comparative figures have been adjusted, see Note 1.
[2]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See note 11.